15. Financial Instruments with Off-Balance-Sheet Risk (Tables)	12 Months Ended
Dec. 31, 2013
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Off balance sheet financial instruments risk
	Contract or
	Notional Amount
	2013	2012

Unused portions of home equity lines of credit	$21,961,527	$21,120,077
Other commitments to extend credit	41,230,202	45,551,282
Residential construction lines of credit	2,010,417	1,138,872
Commercial real estate and other construction lines of credit	15,592,702	1,762,424
Standby letters of credit and commercial letters of credit	1,655,469	1,193,480
Recourse on sale of credit card portfolio	276,650	352,000
MPF credit enhancement obligation, net (See Note 16)	1,543,211	2,035,858